Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2021 and 2020:

	2021		2020
	Level 1	Level 2	Level 1	Level 2
Derivative financial instruments asset	Ps. 764	Ps. 4,911	Ps. 488	Ps. 2,440
Derivative financial instruments liability	35	58	84	1,417
Trust assets of labor obligations	1,367	—	1,338	—

Disclosure of reconciliation of each component of equity and the analysis of other comprehensive income
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign exchange forward contracts	Foreign currency option	Cross-currency swaps	Interest Rate swaps	Treasury Lock contracts	Commodity price contracts	Total holders of the parent	Non-controlling interest	Total
As at January 1, 2020	Ps. (208)	Ps. —	Ps. (776)	Ps. (78)	Ps. 71	Ps. 23	Ps. (968)	Ps. (97)	Ps. (1,065)
Financial instruments – purchases	(837)	2	161	—	—	351	(323)	53	(270)
Change in fair value of financial instruments recognized in OCI	—	—	2,654	—	—	9	2,663	414	3,077
Amount reclassified from OCI to profit or loss	286	(2)	1,544	98	(102)	(37)	1,787	199	1,986
Foreign currency revaluation of the net foreign operations	—	—	(3,588)	—	—	—	(3,588)	(530)	(4,118)
Effects of changes in foreign exchange rates	7	—	92	14	—	(8)	105	16	121
Tax effect	163	—	(254)	(33)	31	(108)	(201)	(52)	(253)
As at December 31, 2020	Ps. (589)	Ps. —	Ps. (167)	Ps. 1	Ps. —	Ps. 230	Ps. (525)	Ps. 3	Ps. (522)
Financial instruments – purchases	70	—	396	—	—	427	893	70	963
Change in fair value of financial instruments recognized in OCI	—	—	2,543	—	—	826	3,369	310	3,679
Amount reclassified from OCI to profit or loss	785	—	10	(1)	—	(1,141)	(347)	(142)	(489)
Foreign currency revaluation of the net foreign operations	—	—	(1,385)	—	—	—	(1,385)	(105)	(1,490)
Effects of changes in foreign exchange rates	7	—	8	—	—	(9)	6	(1)	5
Tax effect	(253)	—	(500)	—	—	(34)	(787)	(45)	(832)
As at December 31, 2021	Ps. 20	Ps. —	Ps. 905	Ps. —	Ps. —	Ps. 299	Ps. 1,224	Ps. 90	Ps. 1,314

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
At December 31, 2021, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 6,131	Ps. (49)	Ps. 78
At December 31, 2020, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2021	Ps. 7,130	Ps. (843)	Ps. 4

Disclosure of Outstanding Cross Currency Swap Agreements
At December 31, 2021, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 407	Ps. —	Ps. 45
2023	11,733	—	3,628
2026	6,348	(1)	220
2027	7,204	—	366
2030	3,911	(8)	404
At December 31, 2020, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2021	Ps. 404	Ps. (4)	Ps. —
2023	11,371	—	2,165
2027	6,982	(464)	80
2030	3,790	(107)	192

Summary of Outstanding Interest Rate Swap Agreements	At December 31, 2021, the Company had the following outstanding interest rate swap agreements.

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 6,175	Ps. —	Ps. 170

Disclosure of Fair Value of Commodity Price Contracts
As of December 31, 2021, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 102	Ps. —	Ps. 62
As of December 31, 2021, the Company had the following PX + MEG (resin) price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 470	Ps. (28)	Ps. 5

As of December 31, 2021, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 2,020	Ps. (7)	Ps. 502
2023	769	—	195
As of December 31, 2020, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2021	Ps. 695	Ps. —	Ps. 125
2022	Ps. 99	Ps. —	Ps. 17
As of December 31, 2020, the Company had the following PX + MEG (resin) price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2021	Ps. 729	Ps. (65)	Ps. —
As of December 31, 2020, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2021	Ps. 1,260	Ps. (18)	Ps. 275
2022	366	—	70

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria	Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement - Gain (Loss)	2021	2020	2019
Cross-currency swaps	Interest expense	Ps. —	Ps. (109)	Ps. (199)
Cross-currency swaps	Foreign exchange	—	1,212	480
Interest rate swaps	Interest expense	—	(163)	(515)
Option to purchase foreign currency	Cost of good sold	—	8	(63)
Forward agreements to purchase foreign currency	Cost of good sold	(788)	839	(163)
Commodity Price contracts	Cost of good sold	1,245	(131)	(391)

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

Derivative	Impact in consolidated income statement	2021	2020	2019
Embedded derivatives	Market value (loss) on financial instruments	Ps. —	Ps. —	Ps. 4
Cross currency swaps and interest rate swaps	Market value (loss) on financial instruments	80	(212)	(293)

Disclosure of Net Effect of Expired Contracts Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in consolidated income statement	2021	2020	2019
Cross currency swaps and interest rate swaps	Market value (loss) on financial instruments	Ps. —	Ps. (212)	Ps. (293)
Embedded derivatives	Market value (loss) gain on financial instruments	—	—	4

Summary of Sensitivity Analysis of Interest Rate Risks Management	The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interest rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreement to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2021	(11)%	Ps. (298)	Ps. —
2020	(19)%	(884)	—
2019	(9)%	(739)	—
Forward agreement to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2021	(16)%	Ps. (284)	Ps. —
2020	(21)%	(357)	—
2019	(13)%	(155)	—
Forward agreement to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2021	(11)%	Ps. (81)	Ps. —
2020	(16)%	(142)	—
2019	(10)%	(54)	—
Forward agreement to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2021	(1)%	Ps. (3)	Ps. —
2020	(2)%	(2)	—
2019	(25)%	(88)	—
Forward agreement to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2021	(4)%	Ps. (7)	Ps. —
2020	(9)%	(21)	—
2019	(5)%	(23)	—
Forward agreement to purchase U.S. Dollar (CRC/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2021	(3)%	Ps. (10)	Ps. —
Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity	Profit and loss effect
2021	(11)%	Ps. (1,645)	Ps. —
2020	(19)%	(5,507)	—
2019	(9)%	(2,315)	—
Cross currency swaps (USD to BRL)	Change in USD rate	Effect on equity	Profit and loss effect
2021	(16)%	Ps. (2,300)	Ps. —
2020	(21)%	(2,161)	—
2019	(13)%	(645)	—
Sugar price contracts	Change on sugar Price	Effect on equity	Profit and loss effect
2021	(28)%	Ps. (714)	Ps. —
2020	(32)%	(515)	—
2019	(24)%	(255)	—
Aluminum price contracts	Change on Aluminum price	Effect on equity	Profit and loss effect
2021	(24)%	Ps. (39)	Ps. —
2020	(16)%	(289)	—
2019	(15)%	(1,164)	—

Options to purchase foreign currency (MXN to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2021	—%	Ps. —	Ps. —
2020	(10)%	(6)	—
2019	(13)%	(303)	—
The following disclosures provide a sensitivity analysis of the interest rate risks considered reasonably possible for the following fiscal year, according with its existing floating rate borrowings and derivative financial instruments at the end of the reporting period:

Interest Rate Risk	Change in U.S.$ rate	Effect on (profit) or loss
2021	+100 bps	Ps. (160)
2020	+100 bps	(102)
2019	+100 bps	(44)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities	Cash outflows for financial liabilities without fixed amounts or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2021.

(In millions of Ps)	2022	2023	2024	2025	2026	2027 and thereafter
Notes and bonds	Ps. 1,499	Ps. 7,498	Ps. —	Ps. 1,726	Ps. 2,425	Ps. 70,704
Loans from banks	954	958	17	—	—	—
Derivatives financial liabilities (assets)	(605)	(3,825)	—	—	(219)	(933)

Summary of Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks
As of December 31, 2021, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	1,985	1,057	—
Average exchange rate MXN/USD	20.88	21.40	—
Notional amount (in millions of pesos)	984	593	—
Average exchange rate BRL/USD	5.61	5.97	—
Notional amount (in millions of pesos)	497	191	—
Average exchange rate COP/USD	3,858	3,952	—
Notional amount (in millions of pesos)	280	—	—
Average exchange rate ARS/USD	122.56	—	—
Notional amount (in millions of pesos)	165	48	—
Average exchange rate UYU/USD	45.51	46.30	—
Notional amount (in millions of pesos)	211	120	—
Average exchange rate CRC/USD	646.33	650.71	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	—	12,968
Average exchange rate MXN/USD	—	—	19.81
Notional amount (in millions of pesos)	—	—	15,026
Average exchange rate BRL/USD	—	—	4.47
Notional amount (in millions of pesos)	407	—	1,202
Average exchange rate COP/USD	3,543	—	3,550
Interest rate risk
Interest rate swaps
Notional amount (in millions of pesos)	—	—	6,175
Average interest rate			0.09%
Commodities risk
Aluminum (in millions of pesos)	67	35	—
Average price (USD/Ton)	1,722.00	1,777.00	—
Sugar (in millions of pesos)	1,366	653	769
Average price (USD cent/Lb)	15.22	14.76	14.74
PX+MEG (in millions of pesos)	337	134	—
Average price (USD /Ton)	934	866	—
As of December 31, 2020, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	2,806	1,888	—
Average exchange rate MXN/USD	23.35	23.47	—
Notional amount (in millions of pesos)	844	491	—
Average exchange rate BRL/USD	5.41	5.37	—
Notional amount (in millions of pesos)	511	212	—
Average exchange rate COP/USD	3,750	3,740	—
Notional amount (in millions of pesos)	96	—	—
Average exchange rate ARS/USD	92.97	—	—
Notional amount (in millions of pesos)	225	58	—
Average exchange rate UYU/USD	45.92	45.69	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	—	12,568
Average exchange rate MXN/USD	—	—	19.81
Notional amount (in millions of pesos)	—	—	9,575
Average exchange rate BRL/USD	—	—	4.00
Interest rate risk
Interest rate swaps
Notional amount (in millions of pesos)	404	—	—
Average interest rate	3,454	—%	—
Commodities risk
Aluminum (in millions of pesos)	325	370	—
Average price (USD/Ton)	1,654	1,720	1,740
Sugar (in millions of pesos)	869	391	365
Average price (USD cent/Lb)	12.13	11.87	12.17
PX+MEG (in millions of pesos)	364	364	—
Average price (USD /Ton)	730	730	—